Participation In The U.S. Treasury Capital Purchase Program	12 Months Ended
Dec. 31, 2011
Participation In The U.S. Treasury Capital Purchase Program [Abstract]
Participation In U.S. Treasury Capital Purchase Program

25. Participation in the U.S. Treasury Capital Purchase Program

On December 23, 2008, Park issued $100 million of cumulative perpetual preferred shares, with a liquidation preference of $1,000 per share (the "Senior Preferred Shares"). The Senior Preferred Shares constitute Tier 1 capital and rank senior to Park's common shares. The Senior Preferred Shares pay cumulative dividends at a rate of 5% per annum through February 14, 2014 and will reset to a rate of 9% per annum thereafter. For the year ended December 31, 2011, Park recognized a charge to retained earnings of $5.9 million representing the preferred stock dividend and accretion of the discount on the preferred stock, associated with its participation in the CPP.

As part of its participation in the CPP, Park also issued a warrant to the U.S. Treasury to purchase 227,376 common shares, which is equal to 15% of the aggregate amount of the Senior Preferred Shares purchased by the U.S. Treasury, having an exercise price of $65.97. The initial exercise price for the warrant and the market price for determining the number of common shares subject to the warrant were determined by reference to the market price of the common shares on the date the Company's application for participation in the CPP was approved by the United States Department of the Treasury (calculated on a 20-day trailing average). The warrant has a term of 10 years.

A company that participates in the CPP must adopt certain standards for compensation and corporate governance, established under the American Recovery and Reinvestment Act of 2009 (the "ARRA"), which amended and replaced the executive compensation provisions of the Emergency Economic Stabilization Act of 2008 ("EESA") in their entirety, and the Interim Final Rule promulgated by the Secretary of the U.S. Treasury under 31 C.F.R. Part 30 (collectively, the "Troubled Asset Relief Program (TARP) Compensation Standards"). In addition, Park's ability to declare or pay dividends on or repurchase its common shares is partially restricted as a result of its participation in the CPP.